Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Securities available for sale	$ 85,891
Accrued interest receivable	2,018	2,449
Assets held for sale	0	1,583
Financial liabilities:
Accrued interest payable	247	780
Off-balance sheet financial instruments:
Commitments to extend credit	89,329	91,113
Level 1 [Member]
Financial assets:
Cash and cash equivalents	83,660
Securities available for sale	81
Level 2 [Member]
Financial assets:
Securities available for sale	85,810
Loans held for sale	2,584
Loans receivable, net	459,177
Federal Home Loan Bank stock	4,063
Accrued interest receivable	2,018
Assets held for sale	0
Financial liabilities:
Deposits	514,951
Federal Home Loan Bank advances	71,623
Accrued interest payable	247
Level 3 [Member]
Financial assets:
Cash and cash equivalents
Securities available for sale
Loans held for sale
Loans receivable, net
Federal Home Loan Bank stock
Accrued interest receivable
Assets held for sale
Financial liabilities:
Deposits
Deposits held for sale
Federal Home Loan Bank advances
Accrued interest payable
Off-balance sheet financial instruments:
Commitments to extend credit
Commitments to sell loans
Carrying amount [Member]
Financial assets:
Cash and cash equivalents	83,660	67,840
Securities available for sale	85,891	126,114
Loans held for sale	2,584	3,709
Loans receivable, net	454,045	555,908
Federal Home Loan Bank stock	4,063	4,222
Accrued interest receivable	2,018	2,449
Assets held for sale	0	1,583
Financial liabilities:
Deposits	514,951	620,128
Deposits held for sale	0	36,048
Federal Home Loan Bank advances	70,000	70,000
Accrued interest payable	247	780
Off-balance sheet financial instruments:
Commitments to extend credit	27	29
Commitments to sell loans	(40)	(94)
Estimated fair value [Member]
Financial assets:
Cash and cash equivalents	83,660	67,840
Securities available for sale	85,891	126,114
Loans held for sale	2,584	3,709
Loans receivable, net	459,177	566,266
Federal Home Loan Bank stock	4,063	4,222
Accrued interest receivable	2,018	2,449
Assets held for sale	0	1,605
Financial liabilities:
Deposits	514,951	620,128
Deposits held for sale	0	36,048
Federal Home Loan Bank advances	71,623	74,433
Accrued interest payable	247	780
Off-balance sheet financial instruments:
Commitments to extend credit	27	29
Commitments to sell loans	(40)	(94)
Contract Amount [Member]
Off-balance sheet financial instruments:
Commitments to extend credit	84,877	91,113
Commitments to sell loans	$ 7,046	$ 7,263